United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4314

(Investment Company Act File Number)

Intermediate Municipal Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 05/31/2012

Date of Reporting Period: Quarter ended 08/31/2011

Item 1. Schedule of Investments

Federated Intermediate Municipal Trust

Portfolio of Investments

August 31, 2011 (unaudited)

Principal Amount		Value
	MUNICIPAL BONDS – 99.0%
	Arizona – 2.0%
$2,000,000	Tempe, AZ IDA, Excise Tax Revenue Bonds, 5.25% (United States Treasury PRF 7/1/2014@100), 7/1/2017	$2,269,360
	Arkansas – 1.9%
1,000,000	Independence County, AR, PCR Refunding Bonds (Series 2005), 5.00% (Entergy Arkansas, Inc.), 1/1/2021	1,000,960
1,000,000	University of Arkansas, Revenue Bonds, 5.00% (National Public Finance Guarantee Corporation INS), 3/1/2016	1,163,360
	TOTAL	2,164,320
	California – 4.9%
1,020,000	California State Public Works Board, Department of Corrections and Rehabilitation Lease Revenue Refunding Bonds (2006 Series F: Soledad II), 5.25% (FGIC and National Public Finance Guarantee Corporation INS), 11/1/2019	1,159,760
1,000,000	La Canada, CA USD, UT GO (Series A), 5.50% (National Public Finance Guarantee Corporation INS), 8/1/2024	1,107,070
3,000,000	San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Series 2009E), 5.50%, 5/1/2025	3,304,830
	TOTAL	5,571,660
	Colorado – 3.6%
1,355,000	Denver (City & County), CO, Airport System Revenue Bonds (Series 2010A), 5.00% (Denver, CO City & County Airport Authority), 11/15/2022	1,537,790
1,000,000	Douglas County, CO School District, UT GO Bonds, 5.75% (United States Treasury PRF 12/15/2014@100), 12/15/2021	1,171,570
1,465,000	Summit County, CO School District No. RE1, UT GO Refunding Bonds, 5.75% (United States Treasury PRF 12/1/2011@100)/(Assured Guaranty Corp. INS), 12/1/2012	1,485,393
	TOTAL	4,194,753
	Connecticut – 3.8%
3,685,000	Connecticut State, GO Bonds (Series 2008A), 5.00%, 4/15/2016	4,354,638
	Florida – 8.0%
1,880,000	Florida State Board of Education, UT GO Capital Outlay Bonds (Series 2008F), 5.00% (Florida State), 6/1/2022	2,217,855
2,475,000	Florida State Turnpike Authority, Department of Transportation Turnpike Revenue Bonds (Series 2010A), 5.00%, 7/1/2030	2,634,761
1,000,000	Miami-Dade County, FL Aviation, Revenue Bonds (Series 2010B), 5.00%, 10/1/2030	1,013,810
2,135,000	Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.25% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS), 11/1/2019	2,296,107
1,010,000	Volusia County, FL School District, COP (Series A), 5.00% (Assured Guaranty Municipal Corp. INS 8/1/2015@100), 8/1/2019	1,087,810
	TOTAL	9,250,343
	Georgia – 3.1%
1,000,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.00%, 11/1/2019	1,234,420
2,000,000	Municipal Electric Authority of Georgia, General Resolution Subordinated Bonds (Series 2008A), 5.25%, 1/1/2018	2,356,140
	TOTAL	3,590,560
	Illinois – 8.3%
625,000	Chicago, IL O'Hare International Airport, General Airport Third lien Revenue Bonds (Series 2011B), 5.00%, 1/1/2018	711,656
1,000,000	Illinois Department Central Management Services, COP, 5.50% (National Public Finance Guarantee Corporation INS)/(Original Issue Yield: 5.55%), 7/1/2013	1,003,660
2,000,000	Illinois Finance Authority, Revenue Bonds (Series 2008B), 5.50% (Children's Memorial Hospital), 8/15/2021	2,171,060
2,000,000	Illinois State Sales Tax, Sales Tax Revenue Bonds (Junior Obligation Series June 2010), 5.00%, 6/15/2015	2,271,260
2,000,000	Illinois State, UT GO Bonds, 5.50%, 8/1/2018	2,316,120
1,000,000	Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2010), 5.25% (Original Issue Yield: 5.32%), 6/1/2020	1,079,960
	TOTAL	9,553,716
	Indiana – 1.9%
2,000,000	Whiting, IN Environmental Facilities, Revenue Bonds (Series 2009), 5.00% (BP PLC), 1/1/2016	2,235,460
	Iowa – 0.8%
1,000,000	Iowa Finance Authority, Health Facilities Development Revenue Refunding Bonds (Series 2006A), 5.25% (Care Initiatives), 7/1/2016	959,140

Principal Amount		Value
	Louisiana – 1.3%
$1,400,000	Louisiana State Citizens Property Insurance Corp., Revenue Bonds (Series 2006B), 5.00% (AMBAC INS), 6/1/2018	1,459,444
	Maryland – 4.1%
2,000,000	Maryland State, UT GO Bonds (Second Series 2008), 5.00%, 7/15/2019	2,412,780
2,000,000	Maryland State, UT GO Bonds (Second Series 2008), 5.00%, 7/15/2021	2,350,000
	TOTAL	4,762,780
	Massachusetts – 6.0%
2,000,000	Commonwealth of Massachusetts, UT GO Bonds (Consolidated Loan of 2011), 5.00%, 8/1/2014	2,259,140
2,000,000	Commonwealth of Massachusetts, UT GO Bonds (Series 2010B), 5.00%, 6/1/2017	2,396,640
2,000,000	Massachusetts HEFA, Revenue Bonds (Series 2010A), 5.00% (Northeastern University), 10/1/2023	2,233,300
	TOTAL	6,889,080
	Minnesota – 0.8%
725,000	University of Minnesota, GO Bonds (Series 2011A), 5.00%, 12/1/2021	877,627
	Nevada – 1.0%
1,100,000	Clark County, NV, IDRB (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	1,162,524
	New Jersey – 3.5%
1,000,000	New Jersey EDA, School Facilities Construction Refunding Revenue Bonds (Series 2008W), 5.00% (New Jersey State), 3/1/2018	1,135,960
2,500,000	New Jersey Turnpike Authority, Revenue Bonds (Series 2009H), 5.00%, 1/1/2020	2,860,450
	TOTAL	3,996,410
	New Mexico – 4.2%
3,075,000	Albuquerque Bernalillo County, NM Water Utility Authority, Joint Water & Sewer System Improvement Revenue Bonds (Series 2009A-1), 5.50%, 7/1/2023	3,665,954
1,000,000	University of New Mexico, Revenue Bonds (Series A), 5.00% (Assured Guaranty Municipal Corp. INS), 6/1/2021	1,127,540
	TOTAL	4,793,494
	New York – 8.6%
1,000,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Second General Resolution Revenue Bonds (Fiscal 2011 Series HH), 5.00%, 6/15/2026	1,121,600
2,000,000	New York City, NY, UT GO Bonds (Series 2011I, Subseries I-1), 5.00%, 8/1/2017	2,386,380
2,000,000	New York State Dormitory Authority, Revenue Bonds (Series 2009C), 5.00% (School District Financing Program)/(Assured Guaranty Corp. INS), 10/1/2022	2,229,240
1,000,000	New York State HFA, Revenue Bonds (Series A), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 9/15/2023	1,116,080
1,000,000	New York State Thruway Authority, Revenue Bonds (Series 2011A), 5.00% (New York State Thruway Authority — Dedicated Highway & Bridge Trust Fund), 4/1/2024	1,143,530
1,500,000	New York State, UT GO Bonds (Series 2011A), 5.00%, 2/15/2020	1,808,175
	TOTAL	9,805,005
	North Carolina – 2.8%
1,000,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2003A), 5.50%, 1/1/2012	1,016,490
1,950,000	North Carolina State, Public Improvement UT GO Bonds (Series 2005A), 5.00% (United States Treasury PRF 3/1/2015@100), 3/1/2020	2,254,804
50,000	North Carolina State, Public Improvement UT GO Bonds (Series 2005A), 5.00%, 3/1/2020	56,391
	TOTAL	3,327,685
	Ohio – 6.5%
1,150,000	American Municipal Power-Ohio, Inc., Revenue Bonds (Series 2008A), 5.00% (American Municipal Power, Prairie State Energy Campus Project), 2/15/2016	1,314,404
2,000,000	Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2009-C), 5.625% (FirstEnergy Solutions Corp.), 6/1/2018	2,246,020
1,555,000	Ohio State Building Authority, State Facilities Refunding Revenue Bonds (Series 2010D), 5.00%, 10/1/2024	1,704,918
2,000,000	Ohio State, Infrastructure Improvement GO Bonds (Series 2011A), 5.25%, 9/1/2023	2,351,420
	TOTAL	7,616,762
	Oregon – 1.8%
1,775,000	Oregon State Department of Transportation, Revenue Bonds (Series A), 5.25% (United States Treasury PRF 11/15/2014@100), 11/15/2016	2,043,682

Principal Amount		Value
	Pennsylvania – 5.0%
$1,555,000	Allegheny County, PA HDA, Hospital Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 6/15/2018	1,795,356
1,490,000	Pennsylvania State Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds (Series 2011A), 6.00%, 12/1/2036	1,698,615
1,000,000	Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2009A), 5.25%, 1/1/2023	1,091,320
1,000,000	Southeastern, PA Transportation Authority, Capital Grant Receipts Bonds (Series 2011), 5.00%, 6/1/2021	1,143,750
	TOTAL	5,729,041
	Puerto Rico – 1.0%
1,000,000	Puerto Rico Public Building Authority, Revenue Bonds (Series I), 5.50% (United States Treasury PRF 7/1/2014@100), 7/1/2023	1,137,450
	South Carolina – 3.9%
2,000,000	Lexington County, SC Health Services District, Inc., Revenue Refunding Bonds, 5.00%, 11/1/2026	2,085,720
2,000,000	South Carolina State Public Service Authority (Santee Cooper), Refunding Revenue Obligations (Series 2011B), 5.00%, 12/1/2021	2,383,120
	TOTAL	4,468,840
	Texas – 6.4%
2,000,000	North Central Texas HFDC, Hospital Revenue Refunding Bonds (Series 2002), 5.50% (Children's Medical Center of Dallas)/(AMBAC INS), 8/15/2017	2,093,260
1,000,000	North Texas Tollway Authority, Revenue Refunding Bonds (Series A), 6.00%, 1/1/2023	1,109,680
1,835,000	Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Senior Lien Revenue Bonds (Series 2008D), 5.625% (Merrill Lynch & Co., Inc. GTD)/(Original Issue Yield: 6.015%), 12/15/2017	1,952,018
2,000,000	Texas State, Water Financial Assistance UT GO Bonds (Series 2011B), 5.00%, 8/1/2029	2,244,140
	TOTAL	7,399,098
	Utah – 1.8%
1,000,000	Intermountain Power Agency, UT, Subordinated Power Supply Revenue Refunding Bonds (Series 2008A), 5.25%, 7/1/2020	1,063,130
1,000,000	Utah County, UT IDA, Environmental Improvement Revenue Bonds, 5.05% TOBs (Marathon Oil Corp.), Mandatory Tender 11/1/2011	1,019,900
	TOTAL	2,083,030
	Washington – 2.0%
2,165,000	Chelan County, WA Public Utility District No. 1, Consolidated System Subordinate Revenue Notes (Series 2008A), 5.00%, 7/1/2013	2,336,966
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $107,565,919)	114,032,868
	SHORT-TERM MUNICIPALS – 3.9%[1]
	North Carolina – 3.0%
3,450,000	North Carolina Medical Care Commission, (Series 2007) Daily VRDNs (Randolph Hospital)/(Bank of America N.A. LOC), 0.160%, 9/1/2011	3,450,000
	Ohio – 0.1%
150,000	Geauga County, OH, Revenue Bonds (Series 2007A) Daily VRDNs (South Franklin Circle)/(Key Bank, N.A. LOC), 0.250%, 9/1/2011	150,000
	Virginia – 0.8%
900,000	Madison County, VA IDA, (Series 2007) Daily VRDNs (Woodberry Forest School)/(SunTrust Bank LOC), 0.290%, 9/1/2011	900,000
	TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	4,500,000
	TOTAL MUNICIPAL INVESTMENTS — 102.9% (IDENTIFIED COST $112,065,919)[2]	118,532,868
	OTHER ASSETS AND LIABILITIES - NET — (2.9)%[3]	(3,296,518)
	TOTAL NET ASSETS — 100%	$115,236,350

At August 31, 2011, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1	Current rate and next reset date shown for Variable Rate Demand Notes.
2	At August 31, 2011, the cost of investments for federal tax purposes was $112,065,919. The net unrealized appreciation from investments was $6,466,949. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,625,735 and net unrealized depreciation from investments for those securities having an excess of cost over value of $158,786.
3	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, municipal mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of August 31, 2011, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

AMBAC	— American Municipal Bond Assurance Corporation
COP	— Certificate of Participation
EDA	— Economic Development Authority
FGIC	— Financial Guaranty Insurance Company
GO	— General Obligation
GTD	— Guaranteed
HDA	— Hospital Development Authority
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDRB	— Industrial Development Revenue Bond
INS	— Insured
LOC	— Letter of Credit
PCR	— Pollution Control Revenue
PRF	— Prerefunded
TOBs	— Tender Option Bonds
USD	— Unified School District
UT	— Unlimited Tax
VRDNs	— Variable Rate Demand Notes

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Intermediate Municipal Trust

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date October 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 21, 2011

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date October 21, 2011